SECURITIES, Gains and Losses Realized on Sale of Securities Available for Sale (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain and losses realized on sale of securities available for sale [Abstract]
Proceeds		$ 68,716	$ 48,736	$ 17,308
Realized gains	[1]	248	192	218
Losses		108	136	3
Trading Securities, Realized Gain (Loss)		170	(60)	50
Gains (losses) related to preferred stock held for sale		0	(60)	$ 50
Pledged securities with book value		$ 8,700	$ 0
Shareholder equity threshold not exceeded by revenue or taxing authority amount		10.00%	10.00%
VISA Class B Common Stock [Member]
Gain and losses realized on sale of securities available for sale [Abstract]
Realized gains			$ 144
Number securities sold (in shares)			1,000

[1]	2018 excludes a $0.144 million gain on the sale of 1,000 VISA Class B shares.